Financial instruments - fair values and risk management - Group's exposure to foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Exposure to foreign currency risk
ECL balance	$ 16,115	$ 32,883
Financial liabilities	(21,512)	(32,744)
Lease liabilities
Exposure to foreign currency risk
Financial liabilities	(1,300)	(2,441)
Trade and other payables
Exposure to foreign currency risk
Financial liabilities	(20,212)	(30,303)
Currency risk | Euro
Exposure to foreign currency risk
ECL balance	25,446	22,663
Financial liabilities	(5,200)	(7,559)
Net exposure	20,246	15,104
Currency risk | Russian Ruble
Exposure to foreign currency risk
ECL balance	74	89
Net exposure	74	89
Currency risk | Armenian Dram
Exposure to foreign currency risk
ECL balance	48	198
Financial liabilities	(1,448)	(1,129)
Net exposure	(1,400)	(931)
Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
ECL balance	536	300
Financial liabilities	(87)	(82)
Net exposure	449	218
Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
ECL balance	5	11
Financial liabilities	(12)
Net exposure	(7)	11
Currency risk | British pound sterling
Exposure to foreign currency risk
Financial liabilities	(26)
Net exposure	(26)
Currency risk | Japanese yen
Exposure to foreign currency risk
Financial liabilities	(178)
Net exposure	(178)
Currency risk | Lease liabilities | Euro
Exposure to foreign currency risk
Financial liabilities	(945)	(2,234)
Currency risk | Lease liabilities | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(355)	(207)
Currency risk | Trade and other payables | Euro
Exposure to foreign currency risk
Financial liabilities	(4,255)	(5,325)
Currency risk | Trade and other payables | Armenian Dram
Exposure to foreign currency risk
Financial liabilities	(1,093)	(922)
Currency risk | Trade and other payables | Kazakhstani Tenge
Exposure to foreign currency risk
Financial liabilities	(87)	(82)
Currency risk | Trade and other payables | United Arab Emirates dirham
Exposure to foreign currency risk
Financial liabilities	(12)
Currency risk | Trade and other payables | British pound sterling
Exposure to foreign currency risk
Financial liabilities	(26)
Currency risk | Trade and other payables | Japanese yen
Exposure to foreign currency risk
Financial liabilities	(178)
Loans receivable | Currency risk | Euro
Exposure to foreign currency risk
ECL balance	212	129
Loans receivable | Currency risk | Armenian Dram
Exposure to foreign currency risk
ECL balance	13	1
Loans receivable | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
ECL balance		16
Trade and other receivables | Currency risk | Euro
Exposure to foreign currency risk
ECL balance	9,121	10,001
Trade and other receivables | Currency risk | Armenian Dram
Exposure to foreign currency risk
ECL balance		142
Trade and other receivables | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
ECL balance	7	15
Cash | Currency risk | Euro
Exposure to foreign currency risk
ECL balance	16,113	12,533
Cash | Currency risk | Russian Ruble
Exposure to foreign currency risk
ECL balance	74	89
Cash | Currency risk | Armenian Dram
Exposure to foreign currency risk
ECL balance	35	55
Cash | Currency risk | Kazakhstani Tenge
Exposure to foreign currency risk
ECL balance	529	269
Cash | Currency risk | United Arab Emirates dirham
Exposure to foreign currency risk
ECL balance	$ 5	$ 11